                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for Calendar Year or the Quarter Ended:  December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one): [ ] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    TD Ameritrade Trust Company
Address: 717 17th Street, Suite 1700
Denver, CO 80202

Form 13F File Number: 28-15163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: David Rigsby
Title: Associate General Counsel
Phone: 303-294-5349

Signature, Place, and Date of Signing:

David Rigsby Denver, Colorado March 19, 2013

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[_]  13F NOTICE.
[_]  13F COMBINATION  REPORT.

List of Other Managers Reporting for this Manager:

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FORM 13 F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Table Entry Total:                      40
Form 13F Information Table Value Total:     236,839

List of Other Included Managers:None


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TD Ameritrade Trust Company


Form 13F September 30, 2012
Column 1			Column2			Column 3   	Column 4			Column 5		Column 6	Column 7	Column 8

Name of				Title of		CUSIP		Value		Shares/		SH/PRN	PUT/CALL	Investment	Other Manager	Voting Authority
Issuer				Class					(x$1000)	Prn Amt		Discretion						Sole	Shared	None
BARCLAYS BK PLC			IPATH DYNM VIX		06741L609	8528		161632		SH			Sole				161632
CLAYMORE EXCHANGE TRD FD TR	GUGG CA ENRG INC	18383Q606	101		6000		SH			Sole				6000
CLAYMORE EXCHANGE TRD FD TR	GUGG TIMBER ETF		18383Q879	3698		201070		SH			Sole				201070
FLEXSHARES TR			IBOXX 3R TARGT		33939L506	8462		331673		SH			Sole				331673
ISHARES INC			MSCI BRAZIL		464286400	1230		22750		SH			Sole				22750
ISHARES TR			BARCLY USAGG B		464287226	11		101		SH			Sole				101
ISHARES TR			BARCLYS 1-3 YR		464287457	2038		24117		SH			Sole				24117
ISHARES TR			BARCLYS 3-7 YR		464288661	7020		56737		SH			Sole				56737
ISHARES TR			BARCLYS INTER GV	464288612	2		18		SH			Sole				18
ISHARES TR			BARCLYS TIPS BD		464287176	13635		111983		SH			Sole				111983
ISHARES TR			COHEN&ST RLTY		464287564	1		13		SH			Sole				13
ISHARES TR			EPRA/NAR DEV R/E	464288489	1119		35961		SH			Sole				35961
ISHARES TR			HIGH YLD CORP		464288513	7725		83698		SH			Sole				83698
ISHARES TR			IBOXX INV CPBD		464287242	11651		95684		SH			Sole				95684
ISHARES TR			MSCI EAFE INDEX		464287465	672		12671		SH			Sole				12671
ISHARES TR			MSCI EMERG MKT		464287234	915		22149		SH			Sole                            22149
ISHARES TR			RUSSELL 2000		464287655	24		286		SH			Sole                            286
ISHARES TR			RUSSELL1000GRW		464287614	5953		89246		SH			Sole				89246
ISHARES TR			RUSSELL1000VAL		464287598	6891		95472		SH			Sole				95472
ISHARES TR			S&P 500 INDEX		464287200	10765		74550		SH			Sole				74550
ISHARES TR			S&P 500 VALUE		464287408	18982		288530		SH			Sole				288530
ISHARES TR			S&P MIDCAP 400		464287507	22508		228089		SH			Sole				228089
ISHARES TR			S&P NA NAT RES		464287374	1		27		SH			Sole				27
ISHARES TR			S&P SMLCAP 600		464287804	14947		193944		SH			Sole				193944
ISHARES TR			S&P500 GRW		464287309	19258		247373		SH			Sole				247373
POWERSHARES ETF TRUST II	SENIOR LN PORT		73936Q769	2759		110576		SH			Sole				110576
SPDR INDEX SHS FDS		DJ INTL RL ETF		78463X863	5066		129061		SH			Sole				129061
SPDR INDEX SHS FDS		GLB NAT RESRCE		78463X541	7657		150816		SH			Sole				150816
SPDR INDEX SHS FDS		S&P CHINA ETF		78463X400	1515		23273		SH			Sole				23273
SPDR SERIES TRUST		BARC CAPTL ETF		78464A474	3996		129564		SH			Sole				129564
SPDR SERIES TRUST		BRCLYS YLD ETF		78464A417	139		3468		SH			Sole				3468
SPDR SERIES TRUST		DB INT GVT ETF		78464A490	4195		67701		SH			Sole				67701
SPDR SERIES TRUST		DJ REIT ETF		78464A607	4373		60764		SH			Sole				60764
VANGUARD INDEX FDS		GROWTH ETF		922908736	1		19		SH			Sole				19
VANGUARD INDEX FDS		REIT ETF		922908553	2		27		SH			Sole				27
VANGUARD INTL EQUITY INDEX F	ALLWRLD EX US		922042775	23355		543640		SH			Sole				543640
VANGUARD INTL EQUITY INDEX F	FTSE SMCAP ETF		922042718	3857		44108		SH			Sole				44108
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042858	7009		168000		SH			Sole				168000
WISDOMTREE TR			EM LCL DEBT FD		97717X867	5435		103907		SH			Sole				70907